RELATED PARTY TRANSACTIONS (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Purchase Of Goods and Services With Related Party Amount	$ 72,774	$ 3,064,587	$ 5,462,744
Electric Motor [Member]
Purchase Of Goods and Services With Related Party Amount	31,729	34,085	41,757
China Techenergy [Member]
Purchase Of Goods and Services With Related Party Amount	0	0	70,368
Shenhua Information [Member]
Purchase Of Goods and Services With Related Party Amount	41,045	2,151,391	4,857,416
New Huake [Member]
Purchase Of Goods and Services With Related Party Amount	$ 0	$ 879,111	$ 493,203